Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.0%
Brazil — 5.4%
Banco BTG Pactual S.A.	184,354	$712,908
Lojas Renner S.A.	341,896	1,119,765
Raia Drogasil S.A.	395,377	1,902,603
TOTVS S.A.	187,948	1,042,744
WEG S.A.	51,821	414,081
		5,192,101
China — 32.0%
Alibaba Group Holding Ltd.*	142,599	1,806,087
Alibaba Group Holding Ltd., ADR*	26,771	2,735,461
Chacha Food Co., Ltd., Class A	179,106	1,105,167
China Tourism Group Duty Free Corp. Ltd., Class A	41,341	1,103,973
ENN Energy Holdings Ltd.	84,847	1,161,808
Foshan Haitian Flavouring & Food Co., Ltd., Class A	46,070	513,076
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	298,256	1,261,672
JD.com, Inc., Class A	69,624	1,520,324
Kweichow Moutai Co., Ltd., Class A	7,838	2,070,483
Meituan, Class B*	73,979	1,342,143
Midea Group Co., Ltd., Class A	193,401	1,513,316
NetEase, Inc.	36,672	647,367
NetEase, Inc., ADR	6,731	595,290
Shanghai M&G Stationery, Inc., Class A	179,026	1,279,268
Shenzhen Inovance Technology Co., Ltd., Class A	96,322	986,782
Shenzhou International Group Holdings Ltd.	97,009	1,017,640
Tencent Holdings Ltd.	121,116	5,918,857
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	221,489	1,306,137
Yum China Holdings, Inc.	23,630	1,497,906
Yum China Holdings, Inc.	19,403	1,215,158
		30,597,915
Colombia — 1.0%
Bancolombia S.A., ADR	38,493	967,329
Hong Kong — 4.1%
Galaxy Entertainment Group Ltd.*	69,788	466,824
Hong Kong Exchanges & Clearing Ltd.	56,888	2,521,545
Techtronic Industries Co., Ltd.	84,464	915,177
		3,903,546
India — 18.0%
Cipla Ltd.	100,091	1,098,564
Eicher Motors Ltd.	67,501	2,425,406
Hindustan Unilever Ltd.	38,578	1,204,764
Housing Development Finance Corp. Ltd.	121,048	3,881,776
Infosys Ltd.	120,175	2,101,036
Kotak Mahindra Bank Ltd.	68,520	1,448,298
Power Grid Corp. of India Ltd.	325,179	895,244
Reliance Industries Ltd.	78,200	2,223,585
Tata Consultancy Services Ltd.	24,119	945,413
Titan Co., Ltd.	16,915	519,531
	Number of Shares	Value†

India — (continued)
Voltas Ltd.	50,323	$502,644
		17,246,261
Indonesia — 7.0%
Avia Avian Tbk PT	25,282,116	1,003,741
Bank Central Asia Tbk PT	2,716,992	1,589,560
Bank Rakyat Indonesia Persero Tbk PT	7,969,322	2,525,102
Telekom Indonesia Persero Tbk PT	5,831,965	1,583,629
		6,702,032
Macao — 1.6%
Sands China Ltd.*	436,837	1,517,568
Mexico — 3.6%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	14,298	278,922
Wal-Mart de Mexico S.A.B. de C.V.	789,894	3,156,069
		3,434,991
Netherlands — 2.3%
Heineken N.V.	20,132	2,163,200
Singapore — 1.8%
Oversea-Chinese Banking Corp. Ltd.	83,185	775,433
United Overseas Bank Ltd.	43,273	970,572
		1,746,005
South Africa — 1.5%
Clicks Group Ltd.	99,648	1,433,460
South Korea — 5.5%
Orion Corp.	14,122	1,482,171
Samsung Electronics Co., Ltd.	66,745	3,300,605
SK Hynix, Inc.	7,666	524,622
		5,307,398
Taiwan — 9.8%
Accton Technology Corp.	116,326	1,222,601
President Chain Store Corp.	315,664	2,797,577
Taiwan Semiconductor Manufacturing Co., Ltd.	305,748	5,358,118
		9,378,296
Thailand — 1.1%
SCB X PCL	366,283	1,100,514
United Arab Emirates — 1.6%
Americana Restaurants International PLC*	1,501,185	1,557,390
Uruguay — 0.7%
MercadoLibre, Inc.*	476	627,397
TOTAL COMMON STOCKS (Cost $99,773,741)		92,875,403

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $1,712,026)	1,712,026	$1,712,026
TOTAL INVESTMENTS — 98.8% (Cost $101,485,767)		$94,587,429
Other Assets & Liabilities — 1.2%		1,148,588
TOTAL NET ASSETS — 100.0%		$95,736,017

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PCL— Public Company Limited.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 3/31/2023††
China	32%
India	18
Taiwan	10
Indonesia	7
South Korea	6
Brazil	5
Hong Kong	4
Other	18
Total	100%
††	% of total investments as of March 31, 2023.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	1.1%	$1,017,640
Banks	10.1	9,376,808
Beverages	4.6	4,233,683
Building Materials	0.5	502,644
Chemicals	1.1	1,003,741
Computers	3.3	3,046,449
Diversified Financial Services	7.7	7,116,229
Electric	1.0	895,244
Electrical Components & Equipment	1.4	1,306,137
Electronics	1.1	986,782
Engineering & Construction	0.3	278,922
Food	4.7	4,362,086
Gas	1.2	1,161,808
Hand & Machine Tools	1.0	915,177
Home Furnishings	1.6	1,513,316
Household Products & Wares	1.3	1,204,764
Internet	15.0	13,950,269
Leisure Time	2.6	2,425,406
Lodging	2.1	1,984,392
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Machinery — Diversified	0.4%	$414,081
Oil & Gas	2.4	2,223,585
Pharmaceuticals	1.2	1,098,564
Retail	18.9	17,582,700
Semiconductors	9.9	9,183,345
Software	2.5	2,285,401
Telecommunications	3.0	2,806,230
	100.0%	$92,875,403

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